PREPAYMENTS AND OTHER ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PREPAYMENTS AND OTHER ASSETS
Contract with customer, asset, allowance for credit loss	¥ 48,544		¥ 62,738		$ 6,942
Contract with customer asset credit loss expense (reversal)	¥ 14,194	$ 2,030	¥ 22,570	¥ 19,183